Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 682,732	$ 718,049
Restricted cash (Note 1)	10,189	9,768
Margin deposits (Note 22(d))	47,531	0
Inventories (Note 6)	54,436	28,039
Fair value of derivatives (Notes 22 and 23)	32,244	25,660
Insurance claims receivable	14,459	5,410
Time charter assumed (Note 14)	199	199
Accrued charter revenue (Note 14)	10,158	10,885
Short-term investments (Note 5)	147,986	120,014
Investment in leaseback vessels (Note 12(b))	12,522	0
Net investment in sales type lease vessels, current (Note 12(c))	14,150	0
Prepayments and other assets	42,560	10,622
Vessels held for sale (Note 7)	0	55,195
Total current assets	1,112,340	1,014,622
FIXED ASSETS, NET:
Vessels and advances, net (Note 7)	3,539,869	3,666,861
Total fixed assets, net	3,539,869	3,666,861
OTHER NON-CURRENT ASSETS:
Equity method investments (Note 10)	8,984	20,971
Investment in leaseback vessels, non-current (Note 12(b))	68,247	0
Accounts receivable, net, non-current (Note 3)	5,111	5,261
Deferred charges, net (Note 8)	63,271	55,035
Finance leases, right-of-use assets (Note 12(a))	39,916	0
Net investment in sales type lease vessels, non-current (Note 12(c))	33,358	0
Restricted cash, non-current (Note 1)	83,312	83,741
Time charter assumed, non-current (Note 14)	369	468
Accrued charter revenue, non-current (Note 14)	12,509	11,627
Fair value of derivatives, non-current (Notes 22 and 23)	39,167	37,643
Operating leases, right-of-use assets (Note 13)	301,801	0
Total assets	5,308,254	4,896,229
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	331,622	320,114
Finance lease liability (Note 12)	2,592	0
Operating lease liabilities, current portion (Note 13)	165,954	0
Accrued liabilities	43,306	51,551
Unearned revenue (Note 14)	52,362	25,227
Fair value of derivatives (Notes 22 and 23)	20,139	2,255
Other current liabilities	5,369	3,456
Total current liabilities	661,136	423,090
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	2,099,584	2,264,507
Finance lease liability, net of current portion (Note 12)	25,244	0
Operating lease liabilities, non-current portion (Note 13)	135,847	0
Fair value of derivatives, non-current portion (Notes 22 and 23)	11,322	13,655
Unearned revenue, net of current portion (Note 14)	31,342	34,540
Other non-current liabilities	2,422	0
Total non-current liabilities	2,305,761	2,312,702
COMMITMENTS AND CONTINGENCIES (Note 15)
Temporary equity – Redeemable non-controlling interest in subsidiary – (Note 16)	(827)	3,487
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 17)	0	0
Common stock (Note 17)	12	12
Treasury stock (Note 17)	(91,256)	(60,095)
Additional paid-in capital (Note 17)	1,431,762	1,423,954
Retained earnings	923,188	746,658
Accumulated other comprehensive income (Notes 22 and 24)	38,855	46,421
Total Costamare Inc. stockholders’ equity	2,302,561	2,156,950
Non-controlling interest (Note 1)	39,623	0
Total stockholders’ equity	2,342,184	2,156,950
Total liabilities and stockholders’ equity	5,308,254	4,896,229
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	41,843	26,943
CURRENT LIABILITIES:
Accounts payable	37,377	18,155
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	1,331	3,838
CURRENT LIABILITIES:
Accounts payable	$ 2,415	$ 2,332